Financial Assets and Financial Liabilities - Other Loans - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Fines and penalty on overdue amount	₽ 1,161	₽ 6,013	₽ 19,167
Fines and penalty on overdue amount recorded as finance costs	47,610	54,240	60,452
Finance income	633	1,176	183
Other loans [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount	17,409	11,447
Overdue interest payable	1,527	1,120
Fines and penalty on overdue amount	2,182	1,276
Fines and penalty on overdue amount recorded as finance costs	1,038	642	₽ 769
Finance income	149
Working capital financing		3,334
Other loans [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Other loans outstanding amount	₽ 44,123	₽ 40,350
Bottom of range [member] | Other loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings		5.30%
Bottom of range [member] | Other loans [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	0.80%
Top of range [member] | Other loans [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings		7.00%
Top of range [member] | Other loans [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	15.00%